Borrowings - Short-Term and Long-Term Borrowings (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term borrowings from banks and other financial institutions [Member]
Schedule Of Borrowings [Line Items]
Secured borrowings	¥ 3,039	¥ 224,543
Bonds and notes issued [Member]
Schedule Of Borrowings [Line Items]
Secured borrowings	458,342	757,018
Short-term borrowings [Member]
Schedule Of Borrowings [Line Items]
Secured borrowings	¥ 13,779	¥ 8,647